Annual Fund Operating Expenses - Invesco VI Government Money Market Fund	Apr. 30, 2021
Series I
Operating Expenses:
Management Fees	0.15%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.20%
Total Annual Fund Operating Expenses	0.35%
Series II
Operating Expenses:
Management Fees	0.15%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.20%
Total Annual Fund Operating Expenses	0.60%